Provisions And Contingent Liabilities (Narrative) (Details) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024 CAD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)	Oct. 31, 2023 CAD ($)
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Restructuring charges	$ 165,000,000		$ 0	$ 456,000,000	$ 0
Bottom of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses	0			0		$ 0
Top of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses	1,310,000,000			$ 1,310,000,000		$ 1,440,000,000
Bank Secrecy Act/anti-money laundering program [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
New provisions	615,000,000	$ 450
Civil matter [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
New provisions	$ 274,000,000